Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2021
Registrant Name	dei_EntityRegistrantName	PIMCO ETF TRUST
Central Index Key	dei_EntityCentralIndexKey	0001450011
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 10, 2021
Document Effective Date	dei_DocumentEffectiveDate	Aug. 11, 2021
Prospectus Date	rr_ProspectusDate	Aug. 10, 2021